Risk/Return Detail Data - FidelityMunicipalCorePlusBondFund-RetailPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Municipal Core Plus Bond Fund /Fidelity® Municipal Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Core Plus Bond Fund seeks to provide a high current yield exempt from federal income tax. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 21 % of the average value of its portfolio.
Portfolio Turnover, Rate	21.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing up to 20% of assets in securities that are not municipal securities exempt from federal income tax, including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment-grade corporate bonds. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	2.95%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return	(1.20%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual operating expenses	0.63%
Fee waiver and/or expense reimbursement	0.33%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
1 year	$ 31
3 years	163
5 years	313
10 years	$ 749
Annual Return, Inception Date	Feb. 16, 2023
2024	1.84%
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | Return Before Taxes | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.84%
Since Inception	4.42%	[4]
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | After Taxes on Distributions | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	1.82%
Since Inception	4.41%	[4]
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | After Taxes on Distributions and Sales | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	2.54%
Since Inception	4.22%	[4]
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	1.05%
Since Inception	3.27%
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund | IXU23
Risk/Return:
Label	Fidelity Municipal Core Plus Bond Composite Index℠
Past 1 year	1.61%
Since Inception	3.39%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0. 30% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From February 16, 2023 .